Commitments and Contingencies Liabilities	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES LIABILITIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES LIABILITIES

A.	Collaboration Agreement with Israel Railways Ltd. (“Israel Railways”):

In August 2016, the Company and Israel Railways entered into an agreement for cooperation between the parties, which was further amended on January 19, 2020, and on July 1, 2021 (“the Railway Agreement”). Under the Railway Agreement, the Company undertook to fulfill certain functions for the development, marketing, distribution and sale of the systems, and Israel Railways undertook to provide the Company with services and the means to perform tests and experiments, mainly in the form of logistics and manpower, and to provide the Company with information on certain data that will be provided at the discretion of Israel Railways.

Pursuant to the Railway Agreement, the Company agreed to pay Israel Railways the following:

-	During the period from August 3, 2016 until the earliest of (a) a period of 5 years from the date of the first commercial sale or (b) the date of an initial public offering or (c) a change of control (as defined in the Railway Agreement), Israel Railways will be entitled to a payment of royalties in the amount of 2.75% of the Company’s net sales.

-	During the period from August 3, 2016 until the earliest of: (a) the date of an initial public offering, (b) a change of control (as defined in the Railways Agreement) Israel Railways will be entitled to a payment of a total of 1.5% of the total proceeds from an Initial Public Offering (“IPO”) or consideration, received by the Company or its shareholders, as a result of change of control (as defined in the Railway Agreement).

Upon the completion of the initial public offeringon April 4, 2022 (see Note 8B(8)) the Company paid to Israeli Railways a consideration of 1.5% of the actual IPO proceeds, which was approximately $213 and its right for payment of royalties has expired.

The Railway Agreement further provides that Israel Railways will be entitled to purchase the Company’s products and services at a price equal to half the lowest price charged by the Company for those products and services to an unrelated third party.

In addition, as part of the Railway Agreement and in consideration for services provided to the Company by Israel Railways, the Company granted Israel Railways an option to purchase 195,448 of the Company’s ordinary shares at their par value (see also Note 8D(1)).

The Railway Agreement may be terminated by either party, with 60 days’ prior written notice. Also, in the event of a change of control in the Company, Israel Railways may terminate the Railway Agreement with 30 days’ prior written notice.

The Railway Agreement was terminated and canceled by the parties under an agreement signed on January 31, 2023 (see Note 14A below).

B.	Memorandum of Understanding with Israel Railways:

On August 12, 2021, the Company signed a non-binding Memorandum of Understanding (“MOU”) with Israel Railways which summarizes the general terms and conditions to be included in a detailed commercial agreement between the parties (the “Railways Commercial Agreement”).

According to the MOU, the Company and Israel Railways will conduct negotiations in good faith, with a view to entering into the Railways Commercial Agreement as soon as possible before May 31, 2022. During the negotiations, Israel Railways has started conducting technical tests and analysis of the Company’s Main Line system on a locomotive of Israel Railways.

Subsequent to December 31, 2022 on January 31, 2023 the Company signed the Railways Commercial Agreement with Israel Railways. See Note 14A below.

C.	Service Agreement with a Consultant:

In December 2020, the Company entered into a service agreement with a consultant (the “Consultant”) according to which the Consultant will lead, control and consult the Company’s management in its negotiations with Israel Railways relating the Homologation Process (as defined below) and the commercial sales of the Company’s systems to Israel Railways.

The “Homologation Process” will include defining and receiving all the required written licenses, consents and approvals, both in Israel and abroad, for installing the Company’s systems on Israel Railways locomotives for operational use.

“Commercial Sales” shall include negotiating and signing supply agreement(s) or purchase orders between the Company and Israel Railways under which Israel Railways shall purchase from the Company at least five (5) Systems, the supply and installation of at least five Systems on Israel Railways locomotives and receiving the entire consideration by the Company from Israel Railways under the above supply agreements or purchase orders.

If a written consent is received by the Company from the authorized representatives of Israel Railways to enter into a Homologation Process with the Company, subject to its successful completion and enter into negotiations regarding the purchase of the Company’s systems by Israel Railways (the “Triggering Event”), then:

-	Subject to satisfactory completion of the Homologation Process no later than 12 months as of the Triggering Event, the Company shall pay the Consultant a onetime bonus payment of NIS 150,000, plus VAT (approximately $47) (the “Homologation Bonus”).

-	Subject to satisfactory completion of Commercial Sales, no later than 18 months as of the Triggering Event, the Company shall pay the Consultant a onetime bonus payment of NIS 350,000, plus VAT (approximately $109) (the “Commercial Bonus”).

The signing of the MOU on August 12, 2021 mentioned in Note 6B above constitutes the occurrence of the Triggering Event as defined above, and accordingly on December 20, 2021, the Company granted options to the Consultant for the purchase of 25,080 of the Company’s ordinary shares at an exercise price of $6.1393 per share. The Consultant will be eligible to exercise the options upon completion of both the Homologation Process and the sale process for a period of 24 months from the date of their grant.

The Consultant’s right for the Homologation Bonus and the Commercial Bonus has expired on August 12, 2022 and February 12, 2023, respectively, as the periods of 12 and 18 months, respectively, from the occurrence of the Triggering Event has passed without the completion of both terms.

In return for his services, in addition to the bonus, the Company agreed to pay the Consultant a monthly remuneration in the amount of approximately $3, plus VAT.

The service agreement with the Consultant is in effect from November 1, 2020, until the completion of the services determined in the agreement, as detailed above. Either party may terminate the agreement with 30 days’ notice. On July 29, 2021, the Company sent a termination notice to the Consultant.

D.	Memorandum of Understanding between the Company and Knorr-Bremse:

On September 17, 2020, a non-binding memorandum of understanding (the “Knorr-Bremse MOU”) was signed between the Company and Knorr-Bremse Systeme für Schienenfahrzeuge GmbH, an affiliate of Knorr-Bremse AG (“Knorr-Bremse”) regarding cooperation between the parties with respect to Light Rail Vehicle (“LRV”) systems.

Following the signing of the Knorr-Bremse MOU, in December 2020, Knorr-Bremse placed a purchase order to the Company for developing two prototypes of the LRV system according to specifications required by Knorr Bremse (the “Knorr Bremse Purchase Order”). In return for the development of the two prototypes, Knorr Bremse paid the Company a total of approximately EUR 397 thousand (approximately $471).

As of December 31, 2021 the Company completed its commitment according to the Knorr Bremse Purchase Order for the supply of the two LRV prototype systems to Knorr-Bremse. Accordingly, the Company recognized revenues in 2021 from the sale of the two LRV prototype systems and the related services in a total amount of approximately $471.

E.	Framework agreement with Knorr-Bremse Rail Systems Schweiz AG (“KBCH”):

In August 2020, the Company entered into a framework agreement (the “KBCH Framework Agreement”) with KBCH (a subsidiary of Knorr-Bremse operating in Switzerland) regarding the supply of a prototype of the Company’s shunting yard system to Schweizerische Bundes Bahnen Cargo (“SBBC”), a freight train company in Switzerland.

Under the KBCH Framework Agreement, the Company provided KBCH with one prototype of the shunting yard system which has been installed on a shunting locomotive in the SBBC shunting yard, for the purpose of examining the operational performance of the shunting yard system (the “Operational Function Test”).

In consideration for the prototype provided for the Operational Function Test, KBCH paid the Company the amount of approximately EUR 244 thousand (approximately $292). In addition, in order to support the Operational Function Test procedure, the Company undertook to provide various professionals, as needed, in exchange for payment at the maximum rates and amounts determined in the KBCH Framework Agreement. Accordingly, during 2021, KBCH paid the Company an additional amount of approximately. EUR 110 thousand (approximately $125) for the Company’s services supporting the installation and operation of the system and its participation in part of the overall licensing process of the operating concept that were fully provided during the reporting period.

As the delivery of the prototype and the provision of the services described above were identified by the Company as a single performance obligation, during 2021, the Company recognized revenues from the sale of the prototype and the related services in the total amount of approximately $417.

F.	Strategic partnership agreement between the Company and Knorr-Bremse

On August 19, 2021, the Company entered into a strategic partnership agreement which summarizes the understandings for strategic cooperation between the parties.

The agreement was approved by the Company’s Board of Directors on August 25, 2021 and by the Company’s General Meeting on August 26, 2021.

G.	Agreement for supplying equipment and services with Hitachi Rail STS Australian Pty Ltd. (“STS”)

In April 2021, the Company entered into an agreement to supply equipment, personnel and services with STS, which enables STS, as the main supplier, to supply to an Australian railway company Rio Tinto Railway Network, a prototype of the Company’s Main Line system, for demonstrations and examining the operational activity of the Main Line system (the “Long-Term Pilot”).

In September 2022, the Company completed the Long-Term Pilot and accordingly recognized revenues in the year ended December 31, 2022 from the Long Term Pilot in the total amount of EUR 192 thousands (approximately $202).

H.	In September 2021 the Company received a purchase order (“PO”) from a customer in the United States (the “U.S. Customer”) for a Proof of Concept (“POC”) regarding to a detection system which will focus on railway infrastructure inspection and is based on the Company’s sensors and algorithmic capabilities, utilizing cloud computing to handle data collections and measurements. In October 2021, the U.S. Customer paid the Company a total amount of $87 as an advance payment according to the PO. As of December 31, 2021 the Company’s recorded deferred revenues in the amount of $87 in other accounts payable.

In March 2022, the Company completed the POC and accordingly recognized revenues in the year ended December 31, 2022 from the POC in the total amount of approximately $219.